EARNINGS PER COMMON SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings per Common Share [Abstract]
Earnings per Common Share

Note 4 — Earnings per Common Share:

Basic earnings per common share is computed by dividing earnings, after the deduction of dividends and undistributed earnings allocated to participating securities, by the weighted average number of common shares outstanding during the period. As management deemed the exercise price for the Class A and B warrants of $0.01 per share to be nominal, warrant proceeds are ignored and the shares issuable upon Class A and B warrant exercise are included in the calculation of Class A and B basic weighted average common shares outstanding for all periods.

The computation of diluted earnings per share assumes the issuance of common stock for all potentially dilutive stock options and restricted stock units. Participating securities are defined by ASC 260, Earnings Per Share, as unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents and are included in the computation of earnings per share pursuant to the two-class method.

The Company’s Board approved a stock dividend of Class A common stock, whereby on December 17, 2015, all shareholders of record of the Company’s Class A and B common stock as of December 3, 2015, received a dividend of one-tenth of one share of Class A common stock for each share of Class A common stock and Class B common stock held by them as of the record date. Accordingly, amounts previously reported for the quarter ending March 31, 2015, with respect to income per share, outstanding Class A common shares, Class A restricted stock units, Class A restricted shares and Class A stock options, have been restated, where appropriate. The condensed consolidated statement of operations for three months ended March 31, 2015 presented herein reflects increases of 52,850,854 and 52,863,944 in weighted average number of common shares used to calculate basic and diluted net income per share amounts for Class A, respectively, and a change of $(0.01) in net income per share for basic and diluted Class A and Class B.

As noted above, the Company’s Board approved a reverse stock split, whereby on June 13, 2016, a one (1) for six (6) reverse stock split and corresponding reduction in the number of authorized shares was effected. Accordingly, amounts previously reported for the quarters ending March 31, 2016 and 2015 with respect to income per share, outstanding Class A common shares, Class A warrants, Class B common shares, Class B warrants, Class A restricted stock units, Class A restricted shares and Class A stock options have been restated in the context of earnings per share calculations.

Class A

There were 42,457 and 51,034 weighted average shares of unvested Class A restricted common stock shares considered to be participating securities for the three month periods ended March 31, 2016 and 2015, respectively. Such participating securities were allocated a portion of income under the two-class method for the three months ended March 31, 2016 and 2015. Holders of the participating securities do not participate in losses.

The computation of diluted earnings per share assumes the issuance of common stock for all potentially dilutive stock options and restricted stock units. As of March 31, 2016 and 2015, respectively, there were 587,607 and 86,228 shares of Class A stock options outstanding and 493,043 and 34,907 shares of unvested Class A restricted stock units outstanding which are considered to be potentially dilutive securities.

Class B

There are no participating securities or potentially dilutive securities relating to the Class B common stock.

The components of the calculation of basic earnings per share and diluted earnings per share are as follows:

	Three Months Ended
	March 31,
	2016	2015

Net income	$50,739	$42,901

Weighted average common shares outstanding:
Common stock - basic and diluted
Class A common stock - basic(1)	94,737,606	95,572,409
Class A common stock - diluted(2)	94,741,780	95,575,191
Class B common stock - basic and diluted(3)	1,319,970	1,320,824

(1)    The basic weighted average common shares outstanding for Class A common stock for the three month periods ended March 31, 2016 and 2015 were calculated using the Class A common stock outstanding and the Class A warrants outstanding for the three month periods ended March 31, 2016 and 2015, respectively. As of March 31, 2016, there were 62,255,585 shares of Class A common stock outstanding and 29,683,281 Class A warrants outstanding. As of March 31, 2015, there were 58,050,525 shares of Class A common stock outstanding and 38,526,743 Class A warrants outstanding.

(2)    The diluted weighted average common shares outstanding for Class A common stock for the quarters ended March 31, 2016 and 2015 were calculated using the dilutive securities, the Class A common stock outstanding and the Class A warrants outstanding for the three month periods ended March 31, 2016 and 2015.

(3)    The basic and diluted weighted average common shares outstanding for Class B common stock for the three month periods ended March 31, 2016 and 2015 were calculated using Class B common stock outstanding and Class B warrants outstanding for the three month periods ended March 31, 2016 and 2015, respectively. As of March 31, 2016 there were 1,240,080 shares of Class B common stock outstanding and 79,890 Class B warrants outstanding. As of March 31, 2015 there were 951,975 shares of Class B common stock outstanding and 368,701 Class B warrants outstanding.

For quarterly earnings per share calculations, there were 4,174 and 2,782 dilutive equity awards outstanding as of March 31, 2016 and 2015, respectively. Awards of 429,062 and 86,228 (which includes restricted stock units and stock options) for the three months ended March 31, 2016 and 2015, respectively, were not included in the computation of diluted earnings per share because inclusion of these awards would be anti-dilutive.

NOTE 4 — EARNINGS PER COMMON SHARE:

As discussed in Note 2, “Chapter 11 Filing and Emergence from Bankruptcy,” all shares of our common stock prior to the Effective Date were cancelled pursuant to the Equity Plan. Post-emergence, the Company presents common share information for the Class A and Class B securities.

Basic earnings per share is computed by dividing earnings/(loss), after the deduction of dividends and undistributed earnings allocated to participating securities, by the weighted average number of common shares outstanding during the period. As management deemed the exercise price for the Class A and B warrants of $0.01 per share to be nominal, warrant proceeds are ignored and the shares issuable upon Class A and B warrant exercise are included in the calculation of Class A and B basic weighted average common shares outstanding for the period.

The computation of diluted earnings per share assumes the issuance of common stock for all potentially dilutive stock options and restricted stock units. Participating securities are defined by ASC 260, Earnings Per Share , as unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents and are included in the computation of earnings per share pursuant to the two-class method.

As noted above, the Company’s Board approved a stock dividend of Class A common stock, whereby on December 17, 2015, all shareholders of record of the Company’s Class A and B common stock as of December 3, 2015, received a dividend of one-tenth of one share of Class A common stock for each share of Class A common stock and Class B common stock held by them as of the record date. Accordingly, amounts previously reported for the quarter ending September 30, 2014 and the quarter and year ending December 31, of 2014 and for the quarters ending March 31, 2015, June 30, 2015 and September 30, 2015, with respect to income/(loss) per share, outstanding Class A common shares, Class A restricted stock units, Class A restricted shares and Class A stock options, have been restated, where appropriate. The table below shows the effects of the stock dividend on the calculation of per share amounts for all the periods previously reported since the August 5, 2014 emergence date:

	Three Months Ending		Year Ending	Three Months Ending
	September 30, 2014	December 31, 2014	December 31, 2014	March 31, 2015	June 30, 2015	September 30, 2015
	(unaudited)			(unaudited)
Increase in weighted average number of shares outstanding used to calculate basic net income/(loss) per share amounts for Class A	32,744,009	52,849,916	21,574,359	52,850,854	52,852,772	52,859,916

Increase in weighted average number of shares outstanding used to calculate diluted net income/(loss) per share amounts for Class A	32,745,709	52,863,006	21,574,359	52,863,944	52,919,817	52,864,103

Change in net income/(loss) per share - basic and diluted Class A and B	$ (0.00)	$ (0.00)	$ 0.05	$ (0.01)	$ (0.01)	$ (0.03)

The changes in the weighted average number of shares and net income per share noted above do not reflect the impact of the reverse stock split discussed in the following paragraph.

As noted above, the Company’s Board approved a reverse stock split, whereby on June 13, 2016, a one (1) for six (6) reverse stock split and corresponding reduction in the number of authorized shares was effected. Accordingly, amounts previously reported for the quarter ending September 30, 2014 and the quarter and year ending December 31, 2014 and for the quarters ending March 31, 2015, June 30, 2015 and September 30, 2015, and the quarter and year ending December 31, 2015, with respect to income/(loss) per share, outstanding Class A common shares, Class A warrants, Class B common shares, Class B warrants, Class A restricted stock units, Class A restricted shares and Class A stock options, have been restated in the context of earnings per share calculations. The table below shows the effects of the reverse stock split on the calculation of per share amounts for all the periods previously reported in the Company’s 2015 Form 10-K since the August 5, 2014 emergence date:

	Three Months Ending				Year Ending
	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015	December 31, 2015
	(unaudited)
Decrease in weighted average number of shares outstanding used to calculate basic net income per share amounts for Class A	(477,862,044)	(477,881,414)	(477,948,757)	(477,996,064)	(477,922,795)

Decrease in weighted average number of shares outstanding used to calculate diluted net income per share amounts for Class A	(477,875,954)	(478,109,118)	(477,996,214)	(478,597,620)	(478,145,452)

Decrease in weighted average number of shares outstanding used to calculate basic and diluted net income per share amounts for Class B	(6,604,120)	(6,602,333)	(6,600,472)	(6,599,867)	(6,601,683)

Change in net income per share - basic and diluted Class A and B	$0.37	$0.50	$1.49	$0.08	$2.44

	Three Months Ending		Year Ending
	September 30, 2014	December 31, 2014	December 31, 2014
	(unaudited)
Decrease in weighted average number of shares outstanding used to calculate basic net income/(loss) per share amounts for Class A	(296,060,879)	(477,852,594)	(195,068,602)

Decrease in weighted average number of shares outstanding used to calculate diluted net income/(loss) per share amounts for Class A	(296,062,895)	(477,889,946)	(195,068,602)

Decrease in weighted average number of shares outstanding used to calculate basic and diluted net income/(loss) per share amounts for Class B	(4,092,540)	(6,604,967)	(2,696,358)

Change in net income/(loss) per share - basic and diluted Class A and B	$0.12	$0.23	$(2.04)

 Class A

There were 52,731 and 54,166 weighted average shares of unvested Class A restricted common stock shares considered to be participating securities as of December 2015 and 2014, respectively. Such participating securities were allocated a portion of income under the two-class method for the year ended December 31, 2015, but no allocation of loss was made for the year ended December 31, 2014 since the holders of the participating securities do not participate in losses.

The computation of diluted earnings per share assumes the issuance of common stock for all potentially dilutive stock options and restricted stock units not classified as participating securities. As of December 31, 2015, there were 345,159 shares of Class A restricted stock units and 268,538 Class A stock options outstanding and considered to be potentially dilutive securities. As of December 31, 2014 there were 34,907 shares of Class A restricted stock units and 86,228 Class A stock options outstanding and considered to be potentially dilutive securities.

Class B

There are no participating securities or potentially dilutive securities relating to the Class B Common Stock.

As discussed in Note 2, all shares of our common stock outstanding prior to the Effective Date were cancelled pursuant to the Equity Plan. Although loss per share information for the year ended December 31, 2013 is presented it is not comparable to the information presented for the years ended December 31, 2015 and 2014 due to the changes in our capital structure.

The components of the calculation of basic earnings per share and diluted earnings per share are as follows:

For the year ended December 31,	2015	2014	2013

Net income/(loss)	$283,960	$(152,273)	$(638,230)

Weighted average common shares outstanding:
Common stock - basic and diluted			30,482,818
Class A Common stock - basic(1)	95,584,559
Class A Common stock - diluted(2)	95,629,090
Class A Common stock - basic and diluted(3)		39,013,720
Class B Common stock - basic and diluted(4)(5)	1,320,337	18,675,839

(1)

The basic weighted average common shares outstanding for Class A common stock for the year ended December 31, 2015 were calculated using the Class A common stock outstanding and the Class A warrants outstanding for the year ended December 31, 2015. As of December 31, 2015 there were 60,784,715 shares of Class A common stock outstanding and 34,693,734 Class A warrants outstanding.

(2)

The dilutive weighted average common shares outstanding for Class A common stock for the year ended December 31, 2015 was calculated using the Class A common stock outstanding and Class A warrants outstanding for that year and the dilutive securities for such year.

(3)

The weighted average common shares outstanding for Class A common stock basic and diluted was calculated using no Class A common stock and no Class A warrants outstanding for the period January 1, 2014 through August 4, 2014. 57,042,382 Class A common stock and 38,528,129 Class A Warrants were used in calculating the weighted average common shares outstanding for the period August 5, 2014 through December 31, 2014.

(4)

The basic and diluted weighted average common shares outstanding for Class B common stock for the year ended December 31, 2015 were calculated using Class B common stock outstanding and Class B warrants outstanding for the year ended December 31, 2015. As of December 31, 2015 there were 1,232,247 shares of Class B common stock outstanding and 87,723 Class B warrants outstanding.

(5)

The weighted average common shares outstanding for Class B common stock basic and diluted was calculated using the common shares outstanding for the year ended December 31, 2013 and for the period January 1, 2014 through August 4, 2014 and Class B common stock outstanding and Class B warrants outstanding for the period August 5, 2014 through December 31, 2014. As of December 31, 2014 there are 484,692 Class B warrants outstanding.

For annual earnings per share calculations, there were 44,532 dilutive equity awards for the year ended December 31, 2015 and there were no dilutive equity awards outstanding as of December 31, 2014 or 2013. Awards of 221,218 and 52,269 shares of Class A common stock for 2015 and 2014, respectively, and 1,041,723 shares of common stock for 2013 were not included in the computation of annual diluted earnings per share because inclusion of these awards would be anti-dilutive.